Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ashmore Funds
Entity Central Index Key	0001498498
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Ashmore Emerging Markets Total Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class A
Trading Symbol	EMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$ 141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) delivered a total return of 13.38% net of fees, versus a (50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified) benchmark return of 12.81%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position, as well as the current account, swung into surplus and the sovereign bond prices more than doubled during the period.
In China, growth has continued to disappoint in the context of slow private consumption and investment. The sovereign credit risk is low in the context of rising trade surpluses, but the country’s sovereign external debt securities screen as expensive relative to the investable universe, so an underweight position has been appropriate.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some under-performance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market under-performed as the government’s primary balanced target was increased, and inflation expectations rose back up, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance, as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds spurred by easier financial conditions.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)	13.38%	-3.35%	-0.09%
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (unadjusted)	8.83%	-4.12%	-0.49%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	12.81%	0.17%	1.59%

No Deduction of Taxes [Text Block]	The gr aph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the 50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 93,449,878
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 1,308,280
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 93,449,878
Total number of portfolio holdings	407
Total advisory fees paid (after reimbursements)	$ 1,308,280
Portfolio turnover rate	42%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Total Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class C
Trading Symbol	EMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$ 220	2.07%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of
Fun
d Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) delivered a total return of 12.34% net of fees, versus a (50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified) benchmark return of 12.81%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position, as well as the current account, swung into surplus and the sovereign bond prices more than doubled during the period.
In China, growth has continued to disappoint in the context of slow private consumption and investment. The sovereign credit risk is low in the context of rising trade surpluses, but the country’s sovereign external debt securities screen as expensive relative to the investable universe, so an underweight position has been appropriate.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some under-performance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market under-performed as the government’s primary balanced target was increased, and inflation expectations rose back up, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance, as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds spurred by easier financial conditions.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)	12.34%	-4.08%	-0.71%
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (unadjusted)	11.34%	-4.08%	-0.71%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	12.81%	0.17%	1.59%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the 50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Net Assets	$ 93,449,878
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 1,308,280
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 93,449,878
Total number of portfolio holdings	407
Total advisory fees paid (after reimbursements)	$ 1,308,280
Portfolio turnover rate	42%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Institutional Class
Trading Symbol	EMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$ 113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX) delivered a total
return of 13.52% net of fees, versus a (50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local
Markets
Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified) benchmark return of 12.81%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position, as well as the current account, swung into surplus and the sovereign bond prices more than doubled during the period.
In China, growth has continued to disappoint in the context of slow private consumption and investment. The sovereign credit risk is low in the context of rising trade surpluses, but the country’s sovereign external debt securities screen as expensive relative to the investable universe, so an underweight position has been appropriate.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some under-performance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market under-performed as the government’s primary balanced target was increased, and inflation expectations rose back up, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance, as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds spurred by easier financial conditions.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	13.52%	-3.14%	0.14%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	12.81%	0.17%	1.59%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the 50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 93,449,878
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 1,308,280
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 93,449,878
Total number of portfolio holdings	407
Total advisory fees paid (after reimbursements)	$ 1,308,280
Portfolio turnover rate	42%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Local Currency Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class A
Trading Symbol	ELBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$ 106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) underperformed the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes benchmark by 30 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 8.31% (net) compared to a return for the index of 8.61%.
Top Contributors
After a devaluation in March 2024, the Egyptian pound (EGP) traded in a stable range. Policy rates were raised to 27.25%, offering high carry for this off-benchmark position, which contributed to the Fund’s performance.
The Peruvian Sol gained 1.7% over the last 12 months. Index yields fell to 6.7% from 7.4%, having reached a low around 6%. We believe that our duration management contributed to the Fund’s performance. The Turkish Lira lost 17.3% over the last year in the spot market. Rates remained range-bound. We believe that our duration management (and high FX income investments) contributed to the Fund’s performance.
Top Detractors
The Thai Baht gained 7.0% in the spot market over the last year. Index yields fell 79 bps to 2.5%. Our underweight to FX and duration positioning detracted over the period.
The Polish Zloty gained 5.7% in the spot market over the year. Index yields rose 24 bps to 5.6%. Our duration positioning (and to a lesser extent our FX stance) detracted over the period.
The Malaysian Ringgit gained 9.0% in the spot market last year. Index yields fell 22 bps to 4.0% over the period. Our duration positioning detracted
over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)	8.31%	-0.98%	-0.33%
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (unadjusted)	3.89%	-1.79%	-0.73%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	8.61%	-0.95%	-0.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan Global Bond Index - Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements. The secondary benchmark was replaced by the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes effective June 13, 2024 because Ashmore believes this index more closely reflects the market segments in which the Fund invests.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 9,349,140
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 9,349,140
Total number of portfolio holdings	231
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	59%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Local Currency Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class C
Trading Symbol	ELBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$ 184	1.77%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) underperformed the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes benchmark by 125 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 7.36% (net) compared to a return for the index of 8.61%.
Top Contributors
After a devaluation in March 2024, the Egyptian pound (EGP) traded in a stable range. Policy rates were raised to 27.25%, offering high carry for this off-benchmark position, which contributed to the Fund’s performance.
The Peruvian Sol gained 1.7% over the last 12 months. Index yields fell to 6.7% from 7.4%, having reached a low around 6%. We believe that our duration management contributed to the Fund’s performance. The Turkish Lira lost 17.3% over the last year in the spot market. Rates remained range-bound. We believe that our duration management (and high FX income investments) contributed to the Fund’s performance.
Top Detractors
The Thai Baht gained 7.0% in the spot market over the last year. Index yields fell 79 bps to 2.5%. Our underweight to FX and duration positioning detracted over the period.
The Polish Zloty gained 5.7% in the spot market over the year. Index yields rose 24 bps to 5.6%. Our duration positioning (and to a lesser extent our FX stance) detracted over the period.
The Malaysian Ringgit gained 9.0% in the spot market last year. Index yields fell 22 bps to 4.0% over the period. Our duration positioning detracted over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)	7.36%	-1.74%	-0.91%
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (unadjusted)	6.36%	-1.74%	-0.91%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	8.61%	-0.95%	-0.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan Global Bond Index - Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements. The secondary benchmark was replaced by the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes effective June 13, 2024 because Ashmore believes this index more closely reflects the market segments in which the Fund invests.
Net Assets	$ 9,349,140
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 9,349,140
Total number of portfolio holdings	231
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	59%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Institutional Class
Trading Symbol	ELBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$ 80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX) underperformed the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes benchmark by 10 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 8.51% (net) compared to a return for the index of 8.61%.
Top Contributors
After a devaluation in March 2024, the Egyptian pound (EGP) traded in a stable range. Policy rates were raised to 27.25%, offering high carry for this off-benchmark position, which contributed to the Fund’s performance.
The Peruvian Sol gained 1.7% over the last 12 months. Index yields fell to 6.7% from 7.4%, having reached a low around 6%. We believe that our duration management contributed to the Fund’s performance. The Turkish Lira lost 17.3% over the last year in the spot market. Rates remained range-bound. We believe that our duration management (and high FX income investments) contributed to the Fund’s performance.
Top Detractors
The Thai Baht gained 7.0% in the spot market over the last year. Index yields fell 79 bps to 2.5%. Our underweight to FX and duration positioning detracted over the period.
The Polish Zloty gained 5.7% in the spot market over the year. Index yields rose 24 bps to 5.6%. Our duration positioning (and to a lesser extent our FX stance) detracted over the period.
The Malaysian Ringgit gained 9.0% in the spot market last year. Index yields fell 22 bps to 4.0% over the period. Our duration positioning detracted over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	8.51%	-0.77%	-0.09%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	8.61%	-0.95%	-0.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	8.76%	-0.92%	-0.06%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan Global Bond Index - Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements. The secondary benchmark was replaced by the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes effective June 13, 2024 because Ashmore believes this index more closely reflects the market segments in which the Fund invests.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 9,349,140
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 9,349,140
Total number of portfolio holdings	231
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	59%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Corporate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class A
Trading Symbol	ECDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$ 124	1.16%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) underperformed the JP Morgan CEMBI Broad Diversified benchmark by 166 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 13.24% compared to a return for the index of 14.90%.
Top Contributors
Brazil was a contributor to performance during the past year, owing to exposure to credits in the Telecom and Petrochemicals sectors. The largest alpha contributor was a telecom credit which has undergone a successful debt restructuring, with the bonds previously trading at distressed levels.
Chile was another contributor to performance over the period, with the positive contribution coming from exposure to a credit from the Telecom sector.

This credit was boosted by a change of control at parent company level, which resulted in a positive repricing of the issuer.
Credits from China had a weak start of during the Fund’s year but performed well in the last Fund performance quarter with the Chinese government announcing the largest stimulus package since the COVID-19 pandemic. The government unleashed a swath of monetary measures and followed that with some long-awaited hints of upcoming fiscal action at the earlier than usual Q3 2024 Politburo meeting.
Top Detractors
Niger was the top detracting position for the period, owing to exposure to the Oil and Gas sector. This underperformance is the result of the stock being suspended and as such it has underperformed the index during the period.
Venezuela was the second top detractor during the period, owing to our off-benchmark exposure there. PDVSA bonds have traded up during the period, especially the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo. Nevertheless, the positive performance here was below that of the index over the same period, resulting in underperformance.
Peru was the third top detractor, owing to a combination of country underweight and security selection. The main source of negative alpha was our underweight exposure in the Mining sector.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)	13.24%	-1.11%	2.07%
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (unadjusted)	8.79%	-1.91%	1.66%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified	14.90%	2.44%	3.81%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan CEMBI Broad Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 27,247,374
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 201,657
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 27,247,374
Total number of portfolio holdings	157
Total advisory fees paid (after reimbursements)	$ 201,657
Portfolio turnover rate	95%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Corporate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class C
Trading Symbol	ECDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$ 203	1.91%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) underperformed the JP Morgan CEMBI Broad Diversified benchmark by 245 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 12.45% compared to a return for the index of 14.90%.
Top Contributors
Brazil was a contributor to performance during the past year, owing to exposure to credits in the Telecom and Petrochemicals sectors. The largest alpha contributor was a telecom credit which has undergone a successful debt restructuring, with the bonds previously trading at distressed levels.
Chile was another contributor to performance over the period, with the positive contribution coming from exposure to a credit from the Telecom sector.

This credit was boosted by a change of control at parent company level, which resulted in a positive repricing of the issuer.
Credits from China had a weak start of during the Fund’s year but performed well in the last Fund performance quarter with the Chinese government announcing the largest stimulus package since the COVID-19 pandemic. The government unleashed a swath of monetary measures and followed that with some long-awaited hints of upcoming fiscal action at the earlier than usual Q3 2024 Politburo meeting.
Top Detractors
Niger was the top detracting position for the period, owing to exposure to the Oil and Gas sector. This underperformance is the result of the stock being suspended and as such it has underperformed the index during the period.
Venezuela was the second top detractor during the period, owing to our off-benchmark exposure there. PDVSA bonds have traded up during the period, especially the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo. Nevertheless, the positive performance here was below that of the index over the same period, resulting in underperformance.
Peru was the third top detractor, owing to a combination of country underweight and security selection. The main source of negative alpha was our underweight exposure in the Mining sector.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)	12.45%	-1.86%	1.46%
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (unadjusted)	11.45%	-1.86%	1.46%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified	14.90%	2.44%	3.81%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan CEMBI Broad Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Net Assets	$ 27,247,374
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 201,657
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 27,247,374
Total number of portfolio holdings	157
Total advisory fees paid (after reimbursements)	$ 201,657
Portfolio turnover rate	95%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Corporate Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	EMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$ 97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX) underperformed the JP Morgan CEMBI Broad Diversified benchmark by 151 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 13.39% compared to a return for the index of 14.90%.
Top Contributors
Brazil was a contributor to performance during the past year, owing to exposure to credits in the Telecom and Petrochemicals sectors. The largest alpha contributor was a telecom credit which has undergone a successful debt restructuring, with the bonds previously trading at distressed levels.
Chile was another contributor to performance over the period, with the positive contribution coming from exposure to a credit from the Telecom sector.

This credit was boosted by a change of control at parent company level, which resulted in a positive repricing of the issuer.
Credits from China had a weak start of during the Fund’s year but performed well in the last Fund performance quarter with the Chinese government announcing the largest stimulus package since the COVID-19 pandemic. The government unleashed a swath of monetary measures and followed that with some long-awaited hints of upcoming fiscal action at the earlier than usual Q3 2024 Politburo meeting.
Top Detractors
Niger was the top detracting position for the period, owing to exposure to the Oil and Gas sector. This underperformance is the result of the stock being suspended and as such it has underperformed the index during the period.
Venezuela was the second top detractor during the period, owing to our off-benchmark exposure there. PDVSA bonds have traded up during the period, especially the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo. Nevertheless, the positive performance here was below that of the index over the same period, resulting in underperformance.
Peru was the third top detractor, owing to a combination of country underweight and security selection. The main source of negative alpha was our underweight exposure in the Mining sector.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	13.39%	-0.87%	2.31%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified	14.90%	2.44%	3.81%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan CEMBI Broad Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 27,247,374
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 201,657
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 27,247,374
Total number of portfolio holdings	157
Total advisory fees paid (after reimbursements)	$ 201,657
Portfolio turnover rate	95%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Short Duration Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class A
Trading Symbol	ESFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$ 112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark by 200 bps over the one year period ended October 31, 2024. The Fund returned 8.24% compared to a return for the index of 11.24%.
Top contributors
Venezuela was the top contributor to performance during the past year, owing to our large overweight position in the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo.
Mexico was another significant contributor to performance over the period, with the positive contribution coming from exposure to the oil and gas sector, via Pemex bonds. The referenced bonds have rallied on the back of news of recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
India was also a contributor during the period. The Fund’s overweight position in Indian credits, specifically credits from the renewable sector, have contributed positively to performance.
Top detractors
Credits from Brazil underperformed during the past year, with our overweight exposure resulting in underperformance relative to the benchmark. The negative impact of credit selection was the result of exposure to two companies that have gone through distress and default. One was a telecom company while the other was a construction materials company. The telecom company was successfully restructured in Q3 2024 and Ashmore exited exposure to the construction materials company after the default, as the recovery value prospects were not attractive.
Türkiye was the second top detractor to performance, which is mostly the result of our underweight exposure to the country. Turkey has been on an improving path, following strong action from the Central Bank which has seen interest rates go to 45% and inflation slowing down. The fiscal reform program championed by the government also helped investor sentiment turn positive this year.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)	8.24%	-5.05%	0.52%
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (unadjusted)	5.81%	-5.48%	0.10%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified 1-3 Year	11.24%	2.97%	3.44%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 32,146,884
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 46,163
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 32,146,884
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$ 46,163
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Short Duration Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class C
Trading Symbol	ESFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$ 191	1.84%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark by 364 bps over the one year period ended October 31, 2024. The Fund returned 7.60% compared to a return for the index of 11.24%.
Top contributors
Venezuela was the top contributor to performance during the past year, owing to our large overweight position in the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo.
Mexico was another significant contributor to performance over the period, with the positive contribution coming from exposure to the oil and gas sector, via Pemex bonds. The referenced bonds have rallied on the back of news of recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
India was also a contributor during the period. The Fund’s overweight position in Indian credits, specifically credits from the renewable sector, have contributed positively to performance.
Top detractors
Credits from Brazil underperformed during the past year, with our overweight exposure resulting in underperformance relative to the benchmark. The negative impact of credit selection was the result of exposure to two companies that have gone through distress and default. One was a telecom company while the other was a construction materials company. The telecom company was successfully restructured in Q3 2024 and Ashmore exited exposure to the construction materials company after the default, as the recovery value prospects were not attractive.
Türkiye was the second top detractor to performance, which is mostly the result of our underweight exposure to the country. Turkey has been on an improving path, following strong action from the Central Bank which has seen interest rates go to 45% and inflation slowing down. The fiscal reform program championed by the government also helped investor sentiment turn positive this year.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)	7.60%	-5.80%	-3.74%
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (unadjusted)	6.60%	-5.80%	-3.74%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	1.86%
JP Morgan CEMBI Broad Diversified 1-3 Year	11.24%	2.97%	3.32%

Performance Inception Date	Jun. 13, 2017
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Net Assets	$ 32,146,884
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 46,163
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 32,146,884
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$ 46,163
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Short Duration Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Institutional Class
Trading Symbol	ESFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$ 89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX) underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark by 249 bps over the one year period ended October 31, 2024. The Fund returned 8.75% compared to a return for the index of 11.24%.
Top contributors
Venezuela was the top contributor to performance during the past year, owing to our large overweight position in the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo.
Mexico was another significant contributor to performance over the period, with the positive contribution coming from exposure to the oil and gas sector, via Pemex bonds. The referenced bonds have rallied on the back of news of recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
India was also a contributor during the period. The Fund’s overweight position in Indian credits, specifically credits from the renewable sector, have contributed positively to performance.
Top detractors
Credits from Brazil underperformed during the past year, with our overweight exposure resulting in underperformance relative to the benchmark. The negative impact of credit selection was the result of exposure to two companies that have gone through distress and default. One was a telecom company while the other was a construction materials company. The telecom company was successfully restructured in Q3 2024 and Ashmore exited exposure to the construction materials company after the default, as the recovery value prospects were not attractive.
Türkiye was the second top detractor to performance, which is mostly the result of our underweight exposure to the country. Turkey has been on an improving path, following strong action from the Central Bank which has seen interest rates go to 45% and inflation slowing down. The fiscal reform program championed by the government also helped investor sentiment turn positive this year.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	8.75%	-4.78%	0.78%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified 1-3 Year	11.24%	2.97%	3.44%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 32,146,884
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 46,163
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 32,146,884
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$ 46,163
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Active Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class A
Trading Symbol	EMQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$ 144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) returned 27.22% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
China was the top performing Emerging Market (EM) equity market in 2024 with a vast majority
of the positive
performance
concentrated in September after authorities announced a large liquidity and monetary support plan for their economy.

This included a cut in the prime interest rate, the reserve requirement ratio and existing mortgages.

The PBoC also announced re-lending program to fund share buybacks. In all, this marked a decisive shift in tone by Chinese authorities and supported the +23.5% return in the equity market. The strongest performing segments of the market include Consumer Discretionary & Retail (JD.com, PDD), and Consumer Services (Meituan).
Taiwan and South Korea Semiconductors (TSMC, SK Hynix, Samsung) performed well on strong export data and improved demand dynamics. TSMC has guided revenue above consensus due to? higher AI related data centre demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Specific to Samsung, we held a significant underweight position relative to the MSCI EM Index and preferred to gain exposure to the memory segment of the market through SK Hynix, which contributed to the Fund’s relative performance.
Other areas of the market that performed well include Argentina Energy (Vista Energy) and Banks (Grupo Financiero Galicia). From a macro perspective, the severe austerity measures pursued by President Javier Milei and declining inflation continue to be well received by the market.
Top Detractors
Saudi Arabia Energy (Saudi Arabian Oil Co.) detracted from relative performance. The price of oil declined over the period as the market remains focused on future global economic activity. Investors are also closely monitoring the conflict between Israel and Gaza and if it will expand to other countries in the region.
Other areas of the market that performed poorly include Brazilian Materials (Vale) and Consumer Staples (Raia Drogasil). In the former, the company has hurt by concerns surrounding the outlook of the Chinese economy. In the latter, domestic equity returns were hurt by the country’s medium-term inflation expectations which increased after the market became concerned about political interference with the country’s central bank.
Indian Automobiles (Maruti Suzuki) also saw poor performance over the period as car sales slowed, and inventory levels remain high.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)	27.22%	2.07%	4.59%
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (unadjusted)	20.53%	0.97%	3.90%
MSCI Emerging Markets Net	25.32%	3.93%	5.24%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 22,638,557
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,768
Investment Company, Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 22,638,557
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ 4,768
Portfolio turnover rate	237%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing the percentage of the total net assets of the Fund as of
October
31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%

Ashmore Emerging Markets Active Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class C
Trading Symbol	EMQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$ 229	2.02%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore
Emerging
Markets Active Equity Fund (Class C/EMQCX) returned 26.43% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
China was the top performing Emerging Market (EM) equity market in 2024 with a vast majority of the positive performance concentrated in September after authorities announced a large liquidity and monetary support plan for their economy.

This included a cut in the prime interest rate, the reserve requirement ratio and existing mortgages.

The PBoC also announced re-lending program to fund share buybacks. In all, this marked a decisive shift in tone by Chinese authorities and supported the +23.5% return in the equity market. The strongest performing segments of the market include Consumer Discretionary & Retail (JD.com, PDD), and Consumer Services (Meituan).
Taiwan and South Korea Semiconductors (TSMC, SK Hynix, Samsung) performed well on strong export data and improved demand dynamics. TSMC has guided revenue above consensus due to? higher AI related data centre demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Specific to Samsung, we held a significant underweight position relative to the MSCI EM Index and preferred to gain exposure to the memory segment of the market through SK Hynix, which contributed to the Fund’s relative performance.
Other areas of the market that performed well include Argentina Energy (Vista Energy) and Banks (Grupo Financiero Galicia). From a macro perspective, the severe austerity measures pursued by President Javier Milei and declining inflation continue to be well received by the market.
Top Detractors
Saudi Arabia Energy (Saudi Arabian Oil Co.) detracted from relative performance. The price of oil declined over the period as the market remains focused on future global economic activity. Investors are also closely monitoring the conflict between Israel and Gaza and if it will expand to other countries in the region.
Other areas of the market that performed poorly include
Brazilian
Materials (Vale) and Consumer Staples (Raia Drogasil). In the former, the company has hurt by concerns surrounding the outlook of the Chinese economy. In the latter, domestic equity returns were hurt by the country’s medium-term inflation expectations which increased after the market became concerned about political interference with the country’s central bank.
Indian Automobiles (Maruti Suzuki) also saw poor performance over the period as car sales slowed, and inventory levels remain high.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)	26.43%	1.34%	3.84%
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (unadjusted)	25.43%	1.34%	3.84%
MSCI Emerging Markets Net	25.32%	3.93%	5.24%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 22,638,557
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,768
Investment Company, Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 22,638,557
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ 4,768
Portfolio turnover rate	237%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets
of the
Fund
as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%

Ashmore Emerging Markets Active Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Institutional Class
Trading Symbol	EMQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$ 116	1.02%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Active
Equity
Fund (Institutional Class/EMQIX) returned 27.62% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
China was the top performing Emerging Market (EM) equity market in 2024 with a vast majority of the positive performance concentrated in September after authorities announced a large liquidity and monetary support plan for their economy.

This included a cut in the prime interest rate, the reserve requirement ratio and existing mortgages.

The PBoC also announced re-lending program to fund share buybacks. In all, this marked a decisive shift in tone by Chinese authorities and supported the +23.5% return in the equity market. The strongest performing segments of the market include Consumer Discretionary & Retail (JD.com, PDD), and Consumer Services (Meituan).
Taiwan and South Korea Semiconductors (TSMC, SK Hynix, Samsung) performed well on strong export data and improved demand dynamics. TSMC has guided revenue above consensus due to? higher AI related data centre demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Specific to Samsung, we held a significant underweight position relative to the MSCI EM Index and preferred to gain exposure to the memory segment of the market through SK Hynix, which contributed to the Fund’s relative performance.
Other areas of the market that performed well include Argentina Energy (Vista Energy) and Banks (Grupo Financiero Galicia). From a macro perspective, the severe austerity measures pursued by President Javier Milei and declining inflation continue to be well received by the market.
Top Detractors
Saudi Arabia Energy (Saudi Arabian Oil Co.) detracted from
relative
performance. The price of oil declined over the period as the market remains focused on future global economic activity. Investors are also closely monitoring the conflict between Israel and Gaza and if it will expand to other countries in the region.
Other areas of the market that performed poorly include Brazilian Materials (Vale) and Consumer Staples (Raia Drogasil). In the former, the company has hurt by concerns surrounding the outlook of the Chinese economy. In the latter, domestic equity returns were hurt by the country’s medium-term inflation expectations which increased after the market became concerned about political interference with the country’s central bank.
Indian Automobiles (
Maruti
Suzuki) also saw poor performance over the period as car sales slowed, and inventory levels remain high.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	27.62%	2.33%	4.85%
MSCI Emerging Markets Net	25.32%	3.93%	5.24%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 22,638,557
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,768
Investment Company, Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 22,638,557
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ 4,768
Portfolio turnover rate	237%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing the percentage of
the
total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%

Ashmore Emerging Markets Small-Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Class A
Trading Symbol	ESSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX)	$ 172	1.52%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Small Cap Equity fund (Class A/ESSAX) returned 26.83% net of fees, versus the MSCI Emerging Markets Small Cap Net benchmark return of 23.95%.
Top contributors
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line growth with a large contribution from its health insurance vertical. MakeMyTrip, an Indian tourism company, also performed well based on
improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
WinWay Technology, a Taiwanese company that manufactures and sells semiconductor test equipment, saw strong performance driven by market expansion and positive industry trends.

Kaori Heat Treatment, another company based in Taiwan that specializes in the research, development, and manufacture of heat exchanger solutions, benefitted from improved margins and we believe future growth will but supported by the global energy transition.
Top detractors
In Brazil, headwinds to performance came from Oncoclinicas do Brasil, a healthcare company focused on cancer treatment that was hurt by broader
weakness in the healthcare industry.
Dentium, a South Korean manufacturer and supplier of dental implants, prosthetics, biologics, and surgical instruments declined over the past year, primarily due to slower earnings growth and market challenges in the medical equipment sector.
Other performance detractors include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)	26.83%	9.91%	5.49%
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (unadjusted)	20.19%	8.73%	4.92%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Emerging Markets Small Cap Net	23.95%	10.43%	5.60%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the MSCI Emerging Markets Small Cap Net to the MSCI Emerging Markets Net in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 10,210,096
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund St atistics as of October 31, 2024
Fund net assets	$ 10,210,096
Total number of portfolio holdings	50
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below s
how
the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP
TEN
HOLDINGS
My EG Services Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP
TEN
HOLDINGS
My EG Services Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%

Ashmore Emerging Markets Small-Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Class C
Trading Symbol	ESSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX)	$ 256	2.27%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Small Cap Equity fund (Class C/ESSCX) returned 25.93% net of fees, versus the MSCI Emerging Markets Small Cap Net benchmark return of 23.95%.
Top contributors
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line growth with a large contribution from its health insurance vertical. MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
WinWay Technology, a Taiwanese company that manufactures and sells semiconductor test equipment, saw strong performance driven
by
market
expansion and positive industry trends.

Kaori Heat Treatment, another company based in Taiwan that specializes in the research, development, and manufacture of heat exchanger solutions, benefitted from improved margins and we believe future growth will but supported by the global energy transition.
Top detractors
In Brazil, headwinds to performance came from Oncoclinicas do Brasil, a healthcare company focused on cancer treatment that was hurt by broader weakness in the healthcare industry.
Dentium, a South Korean manufacturer and supplier of dental implants, prosthetics, biologics, and surgical instruments declined over the past year, primarily due to slower earnings growth and market challenges in the medical equipment sector.
Other performance detractors include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)	25.93%	9.16%	4.88%
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (unadjusted)	24.93%	9.16%	4.88%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Emerging Markets Small Cap Net	23.95%	10.43%	5.60%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the MSCI Emerging Markets Small Cap Net to the MSCI Emerging Markets Net in response to new regulatory disclosure requirements.
Net Assets	$ 10,210,096
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fu nd St atistics as of October 31, 2024
Fund net assets	$ 10,210,096
Total number of portfolio holdings	50
Total advisory fees paid (af ter reimbursements)	$ —
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
My EG Services Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
My EG Services Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%

Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Small-Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	ESCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	$ 144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Small Cap Equity fund (Institutional Class/ESCIX) returned 27.09% net of fees, versus the MSCI Emerging Markets Small Cap Net benchmark return of 23.95%.
Top contributors
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line growth with a large contribution from its health insurance vertical. MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
WinWay Technology, a Taiwanese company that manufactures and sells semiconductor test equipment, saw strong performance driven by market
expansion and positive industry trends.

Kaori Heat Treatment, another company based in Taiwan that specializes in the research, development, and manufacture of heat exchanger solutions, benefitted from improved margins and we believe future growth will but supported by the global energy transition.

.
Top detractors
In Brazil, headwinds to performance came from Oncoclinicas do Brasil, a healthcare company focused on cancer treatment that was hurt by broader weakness in the healthcare industry.
Dentium, a South Korean manufacturer and supplier of dental implants, prosthetics, biologics, and surgical instruments declined over the past year, primarily due to slower earnings growth and market challenges in the medical equipment sector.
Other performance detractors include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	27.09%	10.17%	5.76%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Emerging Markets Small Cap Net	23.95%	10.43%	5.60%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the MSCI Emerging Markets Small Cap Net to the MSCI Emerging Markets Net in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 10,210,096
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,210,096
Total number of portfolio holdings	50
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
M y EG Service s Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
M y EG Service s Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%

Ashmore Emerging Markets Frontier Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class A
Trading Symbol	EFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$ 208	1.77%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) returned

34.75% net of fees, versus the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 20.35%.
TOP CONTRIBUTORS
Our investments in the Philippines and Vietnam were the largest contributor to relative performance.

Digiplus, a Filipino company focused on online gaming saw a significant increase in profit. FPT is a leading Vietnamese conglomerate with business operations in the telecommunication, cloud services, and technology / IT sectors.

The company continues to make progress in their private education business as well.

Mobile World, a large conglomerate with e-commerce and grocery businesses, saw strong returns driven by higher-than-expected guidance.

In Kazakhstan, Kaspi continued to produce strong growth across business lines. The company has three primary verticals all of which saw significant growth. The company’s payment platform also saw a large increase in active customers. Overall, the business continues to perform well and was publicly listed in the United States over the period. Halyk Savings Bank also saw strong performance driven by better-than-expected profit.
Other notable performance came from Riyadh Cables. The Saudi Arabian company is the leader in the Middle Eastern wire and cable industry and reported strong bottom-line growth.
TOP DETRACTORS
From a stock perspective, the largest contributor to negative performance was our lack of exposure to Southern Copper. The mining company benefitted from a rise in copper prices over the year.
In Cambodia, resort operator Nagacorp performed poorly. The resort caters to Chinese tourists and has seen demand wane as consumer sentiment in China remains muted.
Vietnamese Iron Ore producer Hoa Phat saw negative returns after the company was hurt by concerns surrounding the outlook for Chinese economic activity and competitive pressure from China’s domestic steel industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)	34.75%	7.51%	3.95%
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (unadjusted)	27.68%	6.36%	3.39%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	20.35%	3.76%	1.75%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the MSCI Frontier Markets + Select EM Countries Capped Index Net TR to the MSCI Emerging Markets Net in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 89,012,878
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 753,411
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key F und Statisti cs as of October 31, 2024
Fund net assets	$ 89,012,878
Total number of portfolio holdings	57
Total advisory fees paid (after reimbursements)	$ 753,411
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%

Ashmore Emerging Markets Frontier Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class C
Trading Symbol	EFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$ 295	2.52%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) returned

33.73% net of fees, versus the MSCI Frontier Markets + Select EM Countries Capped Index Net TR

benchmark return of 20.35%.
TOP CONTRIBUTORS
Our investments in the Philippines and Vietnam were the largest contributor to relative performance.

Digiplus, a Filipino company focused on online gaming saw a significant increase in profit. FPT is a leading Vietnamese conglomerate with business operations in the telecommunication, cloud services, and technology / IT sectors.

The company continues to make progress in their private education business as well.

Mobile World, a large conglomerate with e-commerce and grocery businesses, saw strong returns driven by higher-than-expected guidance.
In Kazakhstan, Kaspi continued to produce strong growth across business lines. The company has three primary verticals all of which saw significant growth. The company’s payment platform also saw a large increase in active customers. Overall, the business continues to perform well and was publicly listed in the United States over the period. Halyk Savings Bank also saw strong performance driven by better-than-expected profit.
Other notable performance came from Riyadh Cables. The Saudi Arabian company is the leader in the Middle Eastern wire and cable industry and reported strong bottom-line growth.
TOP DETRACTORS
From a stock perspective, the largest contributor to negative performance was our lack of exposure to Southern Copper. The mining company benefitted from a rise in copper prices over the year.
In Cambodia, resort operator Nagacorp performed poorly. The resort caters to Chinese tourists and has seen demand wane as consumer sentiment in China remains muted.
Vietnamese Iron Ore producer Hoa Phat saw negative returns after the company was hurt by concerns surrounding the outlook for Chinese economic activity and competitive pressure from China’s domestic steel industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)	33.73%	6.68%	3.28%
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (unadjusted)	32.73%	6.68%	3.28%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	20.35%	3.76%	1.75%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the MSCI Frontier Markets + Select EM Countries Capped Index Net TR to the MSCI Emerging Markets Net in response to new regulatory disclosure requirements.
Net Assets	$ 89,012,878
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 753,411
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 89,012,878
Total number of portfolio holdings	57
Total advisory fees paid (after reimbursements)	$ 753,411
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%

Ashmore Emerging Markets Frontier Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Institutional Class
Trading Symbol	EFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$ 179	1.52%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX) returned

35.11% net of fees, versus the MSCI Frontier Markets + Select EM Countries Capped Index Net TR

benchmark return of 20.35%.
TOP CONTRIBUTORS
Our investments in the Philippines and Vietnam were the largest contributor to relative performance.

Digiplus, a Filipino company focused on online gaming saw a significant increase in profit. FPT is a leading Vietnamese conglomerate with business operations in the telecommunication, cloud services, and technology / IT sectors.

The company continues to make progress in their private education business as well.

Mobile World, a large conglomerate with e-commerce and grocery businesses, saw strong returns driven by higher-than-expected guidance.
In Kazakhstan, Kaspi continued to produce strong growth across business lines. The company has three primary verticals all of which saw significant growth. The company’s payment platform also saw a large increase in active customers. Overall, the business continues to perform well and was publicly listed in the United States over the period. Halyk Savings Bank also saw strong performance driven by better-than-expected profit.
Other notable performance came from Riyadh Cables. The Saudi Arabian company is the leader in the Middle Eastern wire and cable industry and reported strong bottom-line growth.
TOP DETRACTORS
From a stock perspective, the largest contributor to negative performance was our lack of exposure to Southern Copper. The mining company benefitted from a rise in copper prices over the year.
In Cambodia, resort operator Nagacorp performed poorly. The resort caters to Chinese tourists and has seen demand wane as consumer sentiment in China remains muted.
Vietnamese Iron Ore producer Hoa Phat saw negative returns after the company was hurt by concerns surrounding the outlook for Chinese economic activity and competitive pressure from China’s domestic steel industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	35.11%	7.78%	4.25%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	20.35%	3.76%	1.75%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the MSCI Frontier Markets + Select EM Countries Capped Index Net TR to the MSCI Emerging Markets Net in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 89,012,878
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 753,411
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 89,012,878
Total number of portfolio holdings	57
Total advisory fees paid (after reimbursements)	$ 753,411
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN
HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN
HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%

Ashmore Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$ 143	1.27%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity Fund (Class A/EMEAX) returned 25.91% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundries TSMC and SK Hynix were two of the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen top-line results with a large contribution from their health insurance vertical.

MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.

Elsewhere in Asia, Tencent saw returns driven by strong cost discipline which was reflected by higher than anticipated margins.
Top Detractors
The Fund’s overweight position in Brazil was unfavorable to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Anta Sports, Wuxi AppTec, Netease, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)	25.91%	5.94%	5.68%
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (unadjusted)	19.35%	4.80%	5.11%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-retail-quarterly-fund-card for the most recent performance information.
Net Assets	$ 162,556,046
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 664,665
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 162,556,046
Total number of portfolio holdings	64
Total advisory fees paid (after reimbursements)	$ 664,665
Portfolio turnover rate	103%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%

Ashmore Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	EMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$ 227	2.02%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity Fund (Class C/EMECX) returned 24.90% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundries TSMC and SK Hynix were two of the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen top-line results with a large contribution from their health insurance vertical.

MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.

Elsewhere in Asia, Tencent saw returns driven by strong cost discipline which was reflected by higher than anticipated margins.
Top Detractors
The Fund’s overweight position in Brazil was unfavorable to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Anta Sports, Wuxi AppTec, Netease, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-
speed
interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)	24.90%	5.20%	5.07%
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (unadjusted)	23.90%	5.20%	5.07%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 162,556,046
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 664,665
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 162,556,046
Total number of portfolio holdings	64
Total advisory fees paid (after reimbursements)	$ 664,665
Portfolio turnover rate	103%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, re
presenti
ng the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%

Ashmore Emerging Markets Equity Fund - EMFIX
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	EMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$ 115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX) returned 26.19% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundries TSMC and SK Hynix were two of the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen top-line results with a large contribution from their health insurance vertical.

MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.

Elsewhere in Asia, Tencent saw returns driven by strong cost discipline which was reflected by higher than anticipated margins.
Top Detractors
The Fund’s overweight position in Brazil was unfavorable to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Anta Sports, Wuxi AppTec, Netease, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	26.19%	6.21%	5.95%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 162,556,046
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 664,665
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 162,556,046
Total number of portfolio holdings	64
Total advisory fees paid (after reimbursements)	$ 664,665
Portfolio turnover rate	103%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%

Ashmore Emerging Markets Equity ESG Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class A
Trading Symbol	ESAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$ 144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)
returned
26.09% net of fees, versus a

MSCI Emerging Markets Net benchmark return of 25.32%.
Top contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundry TSMC was the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
E-Ink, a Taiwanese, e-paper display technology was the second-best performer over the period, and benefitted from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line results with a large contribution from their health insurance vertical.
Top detractors
The Fund’s overweight position in Brazil was detrimental to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Wuxi AppTec, Anta Sports, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)	26.09%	5.60%
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (unadjusted)	19.46%	4.40%
MSCI Emerging Markets Net	25.32%	4.08%

Performance Inception Date	Feb. 26, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 12,838,467
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 12,838,467
Total number of portfolio holdings	47
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net
assets
of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%

Ashmore Emerging Markets Equity ESG Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class C
Trading Symbol	ESCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$ 228	2.02%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)
returned
25.33% net of fees, versus a

MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundry TSMC was the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
E-Ink, a Taiwanese, e-paper display technology was the second-best performer over the period, and benefitted from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line results with a large contribution from their health insurance vertical.
Top Detractors
The Fund’s overweight position in Brazil was detrimental to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic econom
y.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption. Poor performers in our fund include Wuxi AppTec, Anta Sports, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)	25.33%	4.88%
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (unadjusted)	24.33%	4.88%
MSCI Emerging Markets Net	25.32%	4.08%

Performance Inception Date	Feb. 26, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 12,838,467
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 12,838,467
Total number of portfolio holdings	47
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%

Ashmore Emerging Markets Equity ESG Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	ESIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$ 116	1.02%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX) returned 26.54% net of fees, versus a

MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundry TSMC was the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
E-Ink, a Taiwanese, e-paper display technology was the second-best performer over the period, and benefitted from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line results with a large contribution from their health insurance vertical.
Top Detractors
The Fund’s overweight position in Brazil was detrimental to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption. Poor performers in our fund include Wuxi AppTec, Anta Sports, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	26.54%	5.87%
MSCI Emerging Markets Net	25.32%	4.08%

Performance Inception Date	Feb. 26, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-esg-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 12,838,467
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 12,838,467
Total number of portfolio holdings	47
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%

Ashmore Emerging Markets Low Duration Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Low Duration Fund
Class Name	Class A
Trading Symbol	ESDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Low Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX)	$ 96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) outperformed the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year benchmark by 40 bps (basis points) over the one year period ended October 31, 2024. The Fund returned 8.11% (net) compared to a return for the index of 7.71%.
Top Contributors
Mexico contributed to the performance over the period primarily, from exposure to the oil and gas sector via Pemex bonds. The referenced bonds have rallied on the back of news and recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
Brazil was another contributor during the period, owing to a combination of country overweight and security selection. Exposure to the Food sector was the main source of outperformance in Brazil, owing to strong food price inflation in the country.
Kazakhstan also contributed to performance during the period, owing to a combination of country overweight (this is an off-benchmark exposure) and security selection. Exposure to the Oil and Gas sector was the main source of outperformance in the country.
Top Detractors
Macau and Nigeria were both detractors during the period, owing entirely to our underweight country positioning. The Fund had no exposures in either country, and therefor did not benefit from the performance in either.
Indonesia was a detractor to performance over the period, owing to exposure to a large aluminium producer. The weak demand from
China resulted in weaker aluminium prices in Asia, leading to the sector underperforming.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (load-waived)	8.11%	1.05%
Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (unadjusted)	5.63%	0.52%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	1.17%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year	7.71%	1.12%

Performance Inception Date	Jun. 15, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified Investment Grade 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Net Assets	$ 10,149,110
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,149,110
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Low Duration Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Low Duration Fund
Class Name	Class C
Trading Symbol	ESDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Low Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX)	$ 173	1.67%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) underperformed the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year

benchmark by 29 bps (basis points) over the one year period ended October 31, 2024. The Fund returned 7.42% (net) compared to a return for the index of 7.71%.

Top Contributors
Mexico contributed to the performance over the period primarily, from exposure to the oil and gas sector via Pemex bonds. The referenced bonds have rallied on the back of news and recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
Brazil was another contributor during the period, owing to a combination of country overweight and security selection. Exposure to the Food sector was the main source of outperformance in Brazil, owing to strong food price inflation in the country.
Kazakhstan also contributed to performance during the period, owing to a combination of country overweight (this is an off-benchmark exposure) and security selection. Exposure to the Oil and Gas sector was the main source of outperformance in the country.
Top Detractors
Macau and Nigeria were both detractors during the period, owing entirely to our underweight country positioning. The Fund had no exposures in either country, and therefor did not benefit from the performance in either.
Indonesia was a detractor to performance over the period, owing to exposure to a large aluminium producer. The weak demand from China resulted in weaker aluminium prices in Asia, leading to the sector underperform ing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (load-waived)	7.42%	0.28%
Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (unadjusted)	6.42%	0.28%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	1.17%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year	7.71%	1.12%

Performance Inception Date	Jun. 15, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified Investment Grade 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Net Assets	$ 10,149,110
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,149,110
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Low Duration Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Low Duration Fund
Class Name	Institutional Class
Trading Symbol	ESDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Low Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Low Duration Fund (Institutional Class/ESDIX)	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Low Duration Fund (InstitutionalClass/ESDIX) outperformed the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year benchmark by 60 bps (basis points) over the one year period ended October 31, 2024. The Fund returned 8.31% (net) compared to a return for the index of 7.71%.
Top Contributors
Mexico contributed to the performance over the period primarily, from exposure to the oil and gas sector via Pemex bonds. The referenced bonds have rallied on the back of news and recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
Brazil was another contributor during the period, owing to a combination of country overweight and security selection. Exposure to the Food sector was the main source of outperformance in Brazil, owing to strong food price inflation in the country.
Kazakhstan also contributed to performance during the period, owing to a combination of country overweight (this is an off-benchmark exposure) and security selection. Exposure to the Oil and Gas sector was the main source of outperformance in the country.
Top Detractors
Macau and Nigeria were both detractors during the period, owing entirely to our underweight country positioning. The Fund had no exposures in either country, and therefor did not benefit from the performance in either.
Indonesia was a detractor to performance over the period, owing to exposure to a large aluminium producer. The weak demand from China resulted in weaker aluminium prices in Asia, leading to the sector underperforming.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Low Duration Fund (Institutional Class/ESDIX)	8.31%	1.25%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	1.17%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year	7.71%	1.12%

Performance Inception Date	Jun. 15, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified Investment Grade 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-low-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 10,149,110
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,149,110
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION

GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Debt Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	IGAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$ 102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Debt Fund (Class A/IGAEX) delivered a total return of 20.72% net of fees, versus the JP

Morgan Emerging Market Bond Index Global Diversified benchmark return of 18.16%.

Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position of Argentina swung into surplus and the sovereign bond prices more than doubled during the period.
Over the year, Egypt performed strongly on the back of a large USD 25bn investment project from the United Arab Emirates, which catalysed further financial support from bilateral (e.g. Saudi Arabia) and multilateral donors. The country also re-aligned its currency and tightened public spending, which attracted foreign capital and helped build FX reserves to USD 45bn.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection, with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some underperformance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market underperformed as the government’s primary balanced target was increased, and inflation expectations rose, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)	20.72%	0.18%
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (unadjusted)	15.83%	-0.82%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	-0.17%

Performance Inception Date	Sep. 17, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 19,415,706
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 19,415,706
Total number of portfolio holdings	147
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the
percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION

Ashmore Emerging Markets Debt Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	IGCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$ 184	1.67%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Debt Fund (Class C/IGCEX) delivered a total return of 19.82% net of fees, versus the JP

Morgan Emerging Market Bond Index Global Diversified

benchmark return of 18.16%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position of Argentina swung into surplus and the sovereign bond prices more than doubled during the period.
Over the year, Egypt performed strongly on the back of a large USD 25bn investment project from the United Arab Emirates, which catalysed further financial support from bilateral (e.g. Saudi Arabia) and multilateral donors. The country also re-aligned its currency and tightened public spending, which attracted foreign capital and helped build FX reserves to USD 45bn.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection, with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some underperformance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market underperformed as the government’s primary balanced target was increased, and inflation expectations rose, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)	19.82%	-0.54%
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (unadjusted)	18.82%	-0.54%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	-0.17%

Performance Inception Date	Sep. 17, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 19,415,706
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 19,415,706
Total number of portfolio holdings	147
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	29%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Debt Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	IGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$ 75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Debt Fund (Institutional
Class
/IGIEX) delivered a total return of 20.93% net of fees, versus the JP

Morgan Emerging Market Bond Index Global Diversified benchmark return of 18.16%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position of Argentina swung into surplus and the sovereign bond prices more than doubled during the period.
Over the year, Egypt performed strongly on the back of a large USD 25bn investment project from the United Arab Emirates, which catalysed further financial support from bilateral (e.g. Saudi Arabia) and multilateral donors. The country also re-aligned its currency and tightened public spending, which attracted foreign capital and helped build FX reserves to USD 45bn.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection, with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some underperformance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market underperformed as the government’s primary balanced target was increased, and inflation expectations rose, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	20.93%	0.37%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	-0.17%

Performance Inception Date	Sep. 17, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-debt-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 19,415,706
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 19,415,706
Total number of portfolio holdings	147
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	29%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Equity ex China Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class A
Trading Symbol	EMXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of June 11, 2024 (Commencement of Operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$ 49	1.27%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ex

China Fund (Class A/EMXAX) returned -0.60% net of fees, versus the MSCI Emerging Markets Net ex China benchmark return of 3.21%.
Top Contributors
Companies that performed well over the period include Mercadolibre (Latin America, E-commerce) and E-Ink (Taiwan, e-paper display technology). In the former, the gross market value of goods sold and the company’s fintech business grew significantly. Management also reported better than expected net-income. In the latter, the company has benefited from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
Top Detractors
Relative underperformance was driven by a reduction in ‘crowded’ positions that hurt our exposure to the South Korean semiconductor complex in the summer of 2024. As is typical in periods of heightened volatility, the sell-off occurred in an undifferentiated manner. Further weakness came after the AI-driven smartphone and PC replacement cycle failed to materialise. Specific companies that performed poorly include SK Square, KoMiCo and Hansol Chemical.
Other notable weak performance includes Kaspi where negative returns were driven by a short-seller report that questioned the company’s connections to Russia. Kaspi responded forcefully in September, which was also supported by central bank statements.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)	-0.60%
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (unadjusted)	-5.78%
MSCI Emerging Markets Net ex China	3.21%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,441,483
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 7,441,483
Total number of portfolio holdings	51
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%

Ashmore Emerging Markets Equity ex China Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class C
Trading Symbol	EMXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of June 11, 2024 (Commencement of Operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$ 78	2.02%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets
Equity
ex

China Fund (Class C/EMXCX) returned -0.87% net of fees, versus the MSCI Emerging Markets Net ex China benchmark return of 3.21%.
Top Contributors
Companies that performed well over the period include Mercadolibre (Latin America, E-commerce) and E-Ink (Taiwan, e-paper display technology). In the former, the gross market value of goods sold and the company’s fintech business grew significantly. Management also reported better than expected net-income. In the latter, the company has benefited from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
Top Detractors
Relative underperformance was driven by a reduction in ‘crowded’ positions that hurt our exposure to the South Korean semiconductor complex in the summer of 2024. As is typical in periods of heightened volatility, the sell-off occurred in an undifferentiated manner. Further weakness came after the AI-driven smartphone and PC replacement cycle failed to materialise. Specific companies that performed poorly include SK Square, KoMiCo and Hansol Chemical.
Other notable weak performance includes Kaspi where negative returns were driven by a short-seller report that questioned the company’s connections to Russia. Kaspi responded forcefully in September, which was also supported by central bank statements.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)	-0.87%
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (unadjusted)	-1.86%
MSCI Emerging Markets Net ex China	3.21%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,441,483
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 7,441,483
Total number of portfolio holdings	51
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%

Ashmore Emerging Markets Equity ex China Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Institutional Class
Trading Symbol	EMXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of June 11, 2024 (Commencement of Operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore . You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$ 39	1.02%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ex

China Fund (Institutional Class/EMXIX) returned -0.47% net of fees, versus the MSCI EM Net ex China benchmark return of 3.21%.
Top Contributors
Companies that performed well over the period include Mercadolibre (Latin America, E-commerce) and E-Ink (Taiwan, e-paper display technology). In the former, the gross market value of goods sold and the company’s fintech business grew significantly. Management also reported better than expected net-income. In the latter, the company has benefited from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
Top Detractors
Relative underperformance was driven by a reduction in ‘crowded’ positions that hurt our exposure to the South Korean semiconductor complex in the summer of 2024. As is typical in periods of heightened volatility, the sell-off occurred in an undifferentiated manner. Further weakness came after the AI-driven smartphone and PC replacement cycle failed to materialise. Specific companies that performed poorly include SK Square, KoMiCo and Hansol Chemical.
Other notable weak performance includes Kaspi where negative returns were driven by a short-seller report that questioned the company’s connections to Russia. Kaspi responded forcefully in September, which was also supported by central bank statements.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	-0.47%
MSCI Emerging Markets Net ex China	3.21%

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-ex-china-fund-institutional-quarterly-fund-card for the most recent performance information.
Net Assets	$ 7,441,483
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund net assets	$ 7,441,483
Total number of portfolio holdings	51
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%